Accumulated Other Comprehensive Income (Loss) (Reclassification Of Significant Items Out Of Accumulated Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities losses (gains)-net	¥ (129,961)	[1]	¥ (35,712)	[1]
Interest income on loans, including fees	(817,510)		(793,828)
Other non-interest expenses	138,877		188,940
Income before income tax expense	(530,411)		(683,604)
Income tax expense	99,411		70,518
Net of tax	(431,000)		(613,086)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	(120,648)
Income tax expense	44,930
Net of tax	(75,718)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	(1,196)
Income before income tax expense	(131,056)
Income tax expense	49,545
Net of tax	(81,511)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member] | Net Gains On Sales And Redemptions Of Securities Available-For-Sale [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities losses (gains)-net	(129,860)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	63
Income before income tax expense	(1,324)
Income tax expense	520
Net of tax	(804)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on loans, including fees	(1,387)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	17,667	[2]
Prior service cost	(6,092)	[2]
Loss (gain) on settlements and curtailment, and other	(811)	[2]
Income before income tax expense	10,764
Income tax expense	(4,213)
Net of tax	6,551
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	968
Income before income tax expense	968
Income tax expense	(922)
Net of tax	¥ 46

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 5,615 million and ¥ 1,102 million; Other comprehensive income-net of ¥ 560 million and ¥ 202 million; Total credit losses of ¥ 6,175 million and ¥ 1,304 million for the six months ended September 30, 2012 and 2013, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.